Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Deferred payables, current	$ 2,257,457	$ 204,445
Deferred fees		$ 1,750,000
Deferred Fees [Member]
Commitments and Contingencies [Line Items]
Deferred payables, current	$ 2,257,457